Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies[Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Software	3 years
Vehicles	5 years
Equipment	5 – 10 years
Leasehold improvements	7 years
Furniture and fixtures	7 years

Schedule of Basic and Diluted Net Loss Per Share
	For the year ended December 31,
	2014		2013
	Common	Puttable	Common	Puttable
Weighted average shares of stock used in basic and diluted loss per share	11,800,874	85,247	7,903,373	25,538

Allocation of net loss	$(3,800,954)	$(27,457)	$(3,938,862)	$(12,728)

Basic and diluted net loss per share	$(0.32)	$(0.32)	$(0.50)	$(0.50)